Income taxes - Summary of tax loss carryforwards that are not recognized as deferred tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Unlimited
Tax loss carryforwards that are not recognized as deferred tax assets
Unused tax losses for which no deferred tax asset recognised	€ 102,450	€ 64,797
will expire within 5 years
Tax loss carryforwards that are not recognized as deferred tax assets
Unused tax losses for which no deferred tax asset recognised	18,508	17,169
will expire thereafter
Tax loss carryforwards that are not recognized as deferred tax assets
Unused tax losses for which no deferred tax asset recognised	€ 2,575,052	€ 2,133,690